AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 23, 2013

1933 ACT REGISTRATION NO. 333-170345

1940 ACT REGISTRATION NO. 811-21988

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO. POST-EFFECTIVE AMENDMENT NO. 4
AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
POST-EFFECTIVE AMENDMENT NO. 34
(CHECK APPROPRIATE BOX OR BOXES)

PRIAC VARIABLE CONTRACT ACCOUNT A

(Exact Name of Registrant)

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

280 TRUMBULL STREET

HARTFORD, CONNECTICUT 06103-3509

(860) 534-2000

(Address and telephone number of depositor’s principal executive offices)

C. CHRISTOPHER SPRAGUE

VICE PRESIDENT AND CORPORATE COUNSEL

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

200 WOOD AVENUE SOUTH

ISELIN, NJ 08830-2706

(Name and address of agent for service)

COPIES TO:

THOMAS C. SCHIAFFO

VICE PRESIDENT AND CORPORATE COUNSEL

280 TRUMBULL STREET

HARTFORD, CONNECTICUT 06103-3509

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after a filing pursuant to paragraph (a) of Rule 485
☐	on May 1, 2013 pursuant to paragraph (a) of Rule 485
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Interests in Group and Individual Variable Annuity Contracts

Explanatory Note

As allowed by Rule 485(b)(1)(iii), this post-effective amendment to registration statement number 333-170345 is filed solely to extend the effective date of a post-effective amendment filed under Rule 485(a), which has not yet gone effective. Such new effective date will be October 24, 2013. Parts A, B and C of Registrant’s Post-Effective Amendment No. 3 under the Securities Act of 1933 and No. 33 under the Investment Company Act of 1940, filed on July 26, 2013, are incorporated herein by reference.

SIGNATURES

The Registrant represents that the amendment filed today is solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and that no material event requiring disclosure in the prospectus has occurred since the filing date of the post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective. The Registrant and the Depositor have duly caused this Registration Statement to be signed on their behalf in the City of Hartford and the State of Connecticut, on this 23rd day of September, 2013.

PRIAC VARIABLE CONTRACT ACCOUNT A (Registrant)

By:	/s/ Srinivas D. Reddy
SRINIVAS D. REDDY VICE PRESIDENT, INSTITUTIONAL INCOME, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY (Depositor)

By:	/s/ Srinivas D. Reddy
SRINIVAS D. REDDY VICE PRESIDENT, INSTITUTIONAL INCOME, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE

*
CHRISTINE C. MARCKS
PRESIDENT AND DIRECTOR

*
MICHAEL J. BRANDT
CHIEF FINANCIAL OFFICER, SENIOR VICE PRESIDENT AND DIRECTOR

*
MARK E. SIEB DIRECTOR

*
JOHN J. KALAMARIDES
SENIOR VICE PRESIDENT AND DIRECTOR

*
JAMES M. O’CONNOR
SENIOR VICE PRESIDENT, CHIEF ACTUARY AND DIRECTOR

*
TIMOTHY L. SCHMIDT
SENIOR VICE PRESIDENT AND DIRECTOR

*
GEORGE P. WALDECK
SENIOR VICE PRESIDENT AND DIRECTOR

*
ROBERT MCLAUGHLIN
CONTROLLER AND VICE PRESIDENT

*BY:	/s/ C. Christopher Sprague
C. CHRISTOPHER SPRAGUE
(ATTORNEY-IN-FACT)